Finance Leases - Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Capital Leases [Line Items]
Total payable	$ 544,922
Interest	(125,222)
Net payable	419,700
2014 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	174,182
Interest	(51,367)
Net payable	122,815
2015 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	139,489
Interest	(34,612)
Net payable	104,877
2016 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	95,040
Interest	(22,313)
Net payable	72,727
2017 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	76,498
Interest	(12,759)
Net payable	63,739
2018 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	59,640
Interest	(4,169)
Net payable	55,471
Year 2019 and Later [Member]
Schedule Of Capital Leases [Line Items]
Total payable	73
Interest	(2)
Net payable	$ 71